Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows provided by operating activities:
Net (loss) income	$ (66,434)	$ 393,445	$ 600,296	$ 155,465	$ 541,186
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment losses (gains)	48,388	(52,256)	(80,225)	(77,209)	(199,546)
Purchase of fixed-maturity securities at fair value through income			(4,819)	(9,156)	(14,075)
Sale, maturity, and other redemptions of fixed-maturity securities at fair value through income			8,700	8,500	8,306
Purchases of trading securities	(698,317)	(130,797)	(497,657)	(241,188)	(226,555)
Sale and other redemptions of trading securities	684,874	109,802	503,912	158,825	49,856
Change in annuity-related options, derivatives, and gross reserves	287,559	117,074	109,763	1,561,437	3,573,672
Deferred income tax (benefit) expense	(480,045)	82,291	(307,986)	(240,863)	160,438
Charges to policy account balances	(104,411)	(89,851)	(187,637)	(158,401)	(136,807)
Gross interest credited to account balances	947,238	907,297	1,618,376	829,932	1,731,843
Amortization and depreciation	66,187	16,405	60,857	(41,534)	(10,259)
Change in:
Accrued investment income	10,845	(114,138)	(124,230)	(87,428)	(63,627)
Receivables	(48,985)	(297,987)	(251,059)	(12,479)	16,560
Reinsurance recoverables and receivables	(120,465)	(111,448)	(227,639)	(100,782)	(25,485)
Deferred acquisition costs	(304,634)	99,293	239,259	(673,086)	206,699
Future policy benefit reserves	1,265,784	37,552	1,218,582	1,826,979	(764,875)
Policy and contract claims	60,031	41,267	74,481	27,335	57,377
Other policyholder funds	67,654	(12,262)	(35,142)	59,155	85,602
Unearned premiums	10,855	17,367	(20,157)	11,669	9,639
Other assets and liabilities	(14,480)	319,202	521,573	166,689	105,279
Other, net	152	(2,736)	(5,924)	745	(3,109)
Total adjustments	1,678,230	936,075	2,613,028	3,009,140	4,560,933
Net cash provided by operating activities	1,611,796	1,329,520	3,213,324	3,164,605	5,102,119
Cash flows used in investing activities:
Purchase of fixed-maturity securities	(7,500,620)	(7,963,191)	(15,028,477)	(15,498,964)	(9,176,417)
Purchase of equity securities	(259,827)	(89,120)	(143,684)	(6,163)	(163,512)
Funding of mortgage loans on real estate	(1,260,382)	(532,777)	(2,281,527)	(1,854,016)	(559,154)
Sale and other redemptions of fixed-maturity securities	4,042,411	3,059,326	7,224,211	4,264,652	5,822,778
Matured fixed-maturity securities	917,572	870,421	1,767,133	1,121,527	724,008
Sale of equity securities		58,858	58,858	29,209	134,400
Sale of derivative securities	164,703	303,100	242,298	1,344,736	85,471
Sale of real estate		5,929	5,929		15,471
Net change in securities lending	(8,442)	(459,552)	118,958	537,164	970,364
Repayment/disposal of mortgage loans on real estate	370,331	196,469	673,278	811,372	493,391
Net change in short-term securities	4,454	(8,747)	43,443	(40,350)	(2,045)
Purchase of home office property and equipment	(1,126)	(3,368)	(7,486)	(4,882)	(2,831)
Purchase of partnership investments	(20,593)	(4,841)	(19,777)	(2,992)	(1,478)
Options purchased, net	(182,034)	(314,883)	(512,523)	(397,943)	(217,382)
Goodwill and intangible acquistion	(7,801)
Other, net	12,535	(2,861)	(2,958)	(682)	6,132
Net cash used in investing activities	(3,754,053)	(4,651,732)	(7,025,871)	(9,378,243)	(3,039,145)
Cash flows provided by financing activities:
Repayment of FHLB advance	(500,000)
Cash received from FHLB advance			500,000
Policyholders' deposits to account balances	6,803,714	5,030,717	10,035,234	13,666,314	7,014,576
Policyholders' withdrawals from account balances	(3,195,076)	(3,092,992)	(6,485,558)	(6,207,879)	(6,438,692)
Policyholders' net transfers between account balances	47,323	(53,518)	101,897	(98,712)	(1,094,927)
Change in amounts drawn in excess of bank balances	(26,378)	36,123	16,045	(884)	(23,062)
Dividend paid to parent company	(600,000)	(420,000)	(572,125)	(250,000)	(650,000)
Repayment of mortgage notes payable	(3,868)	(3,661)	(7,423)	(7,026)	(6,648)
Net cash provided by (used in) financing activities	2,525,715	1,496,669	3,588,070	7,101,813	(1,198,753)
Net change in cash and cash equivalents	383,458	(1,825,543)	(224,477)	888,175	864,221
Cash and cash equivalents at beginning of year	3,608,092	3,832,569	3,832,569	2,944,394	2,080,173
Cash and cash equivalents at end of year	3,991,550	2,007,026	3,608,092	3,832,569	2,944,394
Note: Supplemental disclosure of cash flow information for noncash transactions - non-cash dividend payment
Supplemental disclosure of cash flow information for noncash transactions - non-cash dividend payment	33,165
Affiliates
Cash flows used in investing activities:
Change in loan to related parties	(210)	215,188	817,110	341,055	(1,162,445)
Non Affiliates
Cash flows used in investing activities:
Change in loan to related parties	$ (25,024)	$ 18,317	$ 19,343	$ (21,966)	$ (5,896)